Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 1,682	$ 1,901	$ 1,298		$ 2,858	$ 1,690	$ 1,069
Trade and other receivables		1,093		1,122
Other financial assets - current		17		66
Other financial assets - non-current		419		444
Current indebtedness		(1,264)		(372)
Trade payables		(222)		(181)
Accruals		(654)		(798)
Other financial liabilities - current	[1]	(88)		(507)	[2]
Long-term indebtedness		(1,846)		(2,905)
Other financial liabilities - non current	[3]	(247)		(237)
Total		(1,110)		(2,070)
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		341		392
Trade and other receivables		1,093		1,122
Other financial assets - current		8		8
Other financial assets - non-current		14		18
Current indebtedness		(1,264)		(372)
Trade payables		(222)		(181)
Accruals		(654)		(798)
Other financial liabilities - current	[1]	(65)		(463)	[2]
Long-term indebtedness		(1,846)		(2,905)
Other financial liabilities - non current	[3]	(223)		(227)
Total		(2,818)		(3,406)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		1,341		906
Trade and other receivables		0		0
Other financial assets - current		9		58
Other financial assets - non-current		257		263
Current indebtedness		0		0
Trade payables		0		0
Accruals		0		0
Other financial liabilities - current	[1]	(23)		(44)	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	(24)		(10)
Total		1,560		1,173
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current		117		98
Current indebtedness		0		0
Trade payables		0		0
Accruals		0		0
Other financial liabilities - current	[1]	0		0	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	0		0
Total		117		98
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current		31		65
Current indebtedness		0		0
Trade payables		0		0
Accruals		0		0
Other financial liabilities - current	[1]	0		0	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	0		0
Total		$ 31		$ 65

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Included a commitment of up to $400 million related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period (see note 15).
[3]	Includes lease liabilities of $207 million (2023 - $209 million).